SUPPLEMENT TO THE PROSPECTUSES
                  AND STATEMENT OF ADDITIONAL INFORMATION (SAI)
                      OF EVERGREEN DOMESTIC EQUITY FUNDS I


          Evergreen Aggressive Growth Fund, Evergreen Fund, Evergreen Growth Fund, Evergreen Large Cap Equity Fund, Evergreen Large Company Growth Fund, Evergreen Masters Fund, Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund), Evergreen Special Equity Fund and Evergreen Strategic Growth Fund (the "Funds")


         Effective April 1, 2004, the section of the prospectuses entitled "Expenses" for each Fund is revised to reflect a change to the management fee structure as follows:

         Annual Fund Operating Expenses for each Fund are based on each Fund's fiscal year ended 9/30/2003. The expenses as of 9/30/2003 for Evergreen Aggressive Growth Fund, Evergreen Growth Fund, Evergreen Large Cap Equity Fund, Evergreen Mid Cap Growth Fund and Evergreen Strategic Growth Fund are not restated, as their total fund operating expenses have not changed as a result of the change in the management fee structure.

   Evergreen Fund

   Annual Fund Operating Expense (expenses that are deducted from Fund assets)*

                                                 Class A            Class B          Class C            Class I
   Management Fees                                0.66%              0.66%            0.66%              0.66%
   12b-1 Fees                                     0.30%              1.00%            1.00%              0.00%
   Other Expenses                                 0.73%              0.73%            0.73%              0.73%
                                                 -----               -----            -----              -----
    Total Fund Operating Expenses                 1.69%              2.39%            2.39%              1.39%
   *These fees have been restated to reflect current fees.

   Example of Fund Expenses

                              Assuming Redemption At End of Period                     Assuming No Redemption
   After:            Class A        Class B         Class C         Class I          Class B            Class C
   1 year              $737           $742            $342           $142             $242               $242
   3 years            $1,077         $1,045           $745           $440             $745               $745
   5 years            $1,440         $1,475          $1,275          $761            $1,275             $1,275
   10 years           $2,458         $2,553          $2,726         $1,669           $2,553             $2,726

   Evergreen Large Company Growth Fund

   Annual Fund Operating Expense (expenses that are deducted from Fund assets)*

                                               Class A              Class B            Class C           Class I
   Management Fees                              0.51%                0.51%              0.51%             0.51%
   12b-1 Fees                                   0.30%                1.00%              1.00%             0.00%
   Other Expenses                               0.40%                0.40%              0.40%             0.40%
                                                -----                -----              -----             -----
    Total Fund Operating Expenses                1.21%               1.91%              1.91%             0.91%
   *These fees have been restated to reflect current fees.

   Example of Fund Expenses

                              Assuming Redemption At End of Period                     Assuming No Redemption
   After:            Class A        Class B         Class C         Class I          Class B            Class C
   1 year              $691           $694            $294            $93             $194               $194
   3 years             $937           $900            $600           $290             $600               $600
   5 years            $1,202         $1,232          $1,032          $504            $1,032             $1,032
   10 years           $1,957         $2,051          $2,233         $1,120           $2,051             $2,233

   Evergreen Masters Fund

   Annual Fund Operating Expense (expenses that are deducted from Fund assets)*

                                                 Class A            Class B          Class C            Class I
   Management Fees                                0.66%              0.66%            0.66%              0.66%
   12b-1 Fees                                     0.30%              1.00%            1.00%              0.00%
   Other Expenses                                 0.98%              0.98%            0.98%              0.98%
                                                 -----               -----           -----               -----
   Total Fund Operating Expenses                 1.94%               2.64%            2.64%              1.64%

   *These fees have been restated to reflect current fees.

   Example of Fund Expenses

                              Assuming Redemption At End of Period                     Assuming No Redemption
   After:            Class A        Class B         Class C         Class I          Class B            Class C
   1 year              $761           $767            $367           $167             $267               $267
   3 years            $1,149         $1,120           $820           $517             $820               $820
   5 years            $1,562         $1,600          $1,400          $892            $1,400             $1,400
   10 years           $2,709         $2,804          $2,973         $1,944           $2,804             $2,973

   Evergreen Special Equity Fund

   Annual Fund Operating Expense (expenses that are deducted from Fund assets)*

                                              Class A           Class B           Class C          Class I       Class IS
   Management Fees                             0.91%             0.91%             0.91%            0.91%         0.91%
   12b-1 Fees                                  0.30%             1.00%             1.00%            0.00%         0.25%
   Other Expenses                              0.41%             0.41%             0.41%            0.41%         0.41%
                                               -----             -----             -----            -----         -----
   Total Fund Operating Expenses               1.62%             2.32%             2.32%            1.32%         1.57%
   *These fees have been restated to reflect current fees.

   Example of Fund Expenses

                                   Assuming Redemption At End of Period                        Assuming No Redemption
   After:           Class A       Class B         Class C        Class I      Class IS        Class B          Class C
   1 year             $730         $735            $335           $134          $160           $235             $235
   3 years           $1,057       $1,024           $724           $418          $496           $724             $724
   5 years           $1,406       $1,440          $1,240          $723          $855          $1,240           $1,240
   10 years          $2,386       $2,481          $2,656         $1,590        $1,867         $2,481           $2,656

         Effective April 1, 2004, the sub-section in part one of the Funds' Statement of Additional Information entitled "EXPENSES - Advisory Fees" is revised to reflect a change in the management fee structure as follows:

         EIMC is entitled to receive from Aggressive Growth Fund an annual fee based on the Fund's average daily net assets as follows:

              -------------------------------------- -----------------
                    Average Daily Net Assets               Fee
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        First $1 billion                  0.52%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                         Over $1 billion                  0.50%
              -------------------------------------- -----------------

         EIMC is entitled to receive from Mid Cap Growth Fund and Large Company Growth Fund an annual fee based on each Fund's average daily net assets as follows:
<

              -------------------------------------- -----------------
                    Average Daily Net Assets               Fee
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                       First $500 million                 0.51%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $500 million                 0.36%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $500 million                 0.31%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Over $1.5 billion                 0.26%
              -------------------------------------- -----------------

         EIMC is entitled to receive from Evergreen Fund, Large Cap Equity Fund and Masters Fund an annual fee based on each Fund's average daily net assets, as follows:

              -------------------------------------- -----------------
                    Average Daily Net Assets               Fee
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                       First $1.5 billion                 0.66%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $500 million                 0.55%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $500 million                 0.50%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Over $2.5 billion                 0.45%
              -------------------------------------- -----------------

         EIMC is entitled to receive from Growth Fund an annual fee based on the Fund's average daily net assets as follows:

              -------------------------------------- -----------------
                    Average Daily Net Assets               Fee
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        First $1 billion                  0.70%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                         Over $1 billion                  0.65%
              -------------------------------------- -----------------

         EIMC is entitled to receive from Special Equity Fund an annual fee based on the Fund's average daily net assets as follows:

              -------------------------------------- -----------------
                    Average Daily Net Assets               Fee
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                       First $250 million                 0.92%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $250 million                 0.85%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $500 million                 0.80%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                         Over $1 billion                  0.70%
              -------------------------------------- -----------------

         EIMC is entitled to receive from Strategic Growth Fund an annual fee based on the Fund's average daily net assets as follows:

              -------------------------------------- -----------------
                    Average Daily Net Assets               Fee
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                       First $1.5 billion                 0.62%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Over $1.5 billion                 0.55%
              -------------------------------------- -----------------


April 1, 2004                                           569324 (4/04)